CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 2,060	$ 423
Trade and other receivables	314	81
R&D tax incentive receivable	638	714
Prepaid expenses	44	31
Total current assets	3,056	1,249
Non-current assets:
Investment in joint venture accounted for using the equity method	1,300	1,597
Loans and advances to related parties	225	43
Property, plant and equipment	30	19
Right-of-use-assets	45	81
Total non-current assets	1,600	1,740
Total assets	4,656	2,989
Current liabilities:
Borrowings	19,812
Derivative financial instruments	18
Trade and other payables	5,622	1,544
Contract liabilities	2	104
Lease liabilities	26	37
Deferred consideration payable	955	1,578
Provisions	183	148
Total current liabilities	26,618	3,411
Non-current liabilities:
Lease liabilities	28	56
Borrowings	7,134	15,632
Provisions	117	86
Derivative financial instruments	174	32
Total non-current liabilities	7,453	15,806
Total liabilities	34,071	19,217
Equity:
Issued capital	2,354	2,354
Share-based payment reserve	4	4
Foreign currency translation reserve	3,285	2,394
Capital contribution reserve	4,591	3,452
Accumulated losses	(39,649)	(24,432)
Total deficit	(29,415)	(16,228)
Total liabilities and equity	$ 4,656	$ 2,989